RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 14 – RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025:

Name of related parties	Relationship with the Group
Huang Feng	Ultimate majority shareholder of the Company, CEO and Chairman of the Board

The following are related party balances which are non-interest bearing as of December 31, 2025 and June 30, 2025:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Amounts due to related parties:
Huang Feng (1)	$183,746	$210,490
Total	$183,746	$210,490

(1)	The balances represent primarily business expenses paid on behalf of the Company.